Interests in subsidiaries (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Significant Investments In Subsidiaries [Abstract]
Summary of Financial Information of Subsidiaries with Material Non-controlling Interests	    <table border="0" cellspacing="0" cellpadding="0" align="center" style="border-collapse:collapse; width:100%;"> <tr> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:68.74%; border-top:solid 0.75pt #002D73;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-top:solid 0.75pt #002D73;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:8.4%; border-top:solid 0.75pt #002D73;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-top:solid 0.75pt #002D73;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-top:solid 0.75pt #002D73;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:8.4%; border-top:solid 0.75pt #002D73;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-top:solid 0.75pt #002D73;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-top:solid 0.75pt #002D73;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:8.4%; border-top:solid 0.75pt #002D73;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-top:solid 0.75pt #002D73;white-space:nowrap;">  </td> </tr> <tr> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:68.74%;"> Summarised financial information </td> <td colspan="2" valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:9.4%;"> 2017 £m </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td colspan="2" valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:9.4%;"> 2016 £m </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td colspan="2" valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:9.4%;"> 2015 £m </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> </tr> <tr> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:68.74%; border-bottom:solid 0.75pt #BFBFBF;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-bottom:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:8.4%; border-bottom:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-bottom:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-bottom:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:8.4%; border-bottom:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-bottom:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-bottom:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:8.4%; border-bottom:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-bottom:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> </tr> <tr> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:68.74%; border-top:solid 0.75pt #BFBFBF;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-top:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:8.4%; border-top:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-top:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-top:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:8.4%; border-top:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-top:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-top:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:8.4%; border-top:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-top:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> </tr> <tr> <td valign="top" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:68.74%;"> Revenue </td> <td colspan="2" valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:9.4%;"> 253 </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:8.4%;white-space:nowrap;"> 334 </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:8.4%;white-space:nowrap;"> 422 </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> </tr> <tr> <td valign="top" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:68.74%;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:8.4%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:8.4%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:8.4%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> </tr> <tr> <td valign="top" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:68.74%;"> Profit for the year </td> <td colspan="2" valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:9.4%;"> 89 </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:8.4%;white-space:nowrap;"> 129 </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:8.4%;white-space:nowrap;"> 152 </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> </tr> <tr> <td valign="top" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:68.74%;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:8.4%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:8.4%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:8.4%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> </tr> <tr> <td valign="top" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:68.74%;"> – Attributable to non-controlling interests </td> <td colspan="2" valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:9.4%;"> 44 </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:8.4%;white-space:nowrap;"> 64 </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:8.4%;white-space:nowrap;"> 76 </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> </tr> <tr> <td valign="top" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:68.74%; border-bottom:solid 0.75pt #002D73;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-bottom:solid 0.75pt #002D73;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:8.4%; border-bottom:solid 0.75pt #002D73;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-bottom:solid 0.75pt #002D73;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-bottom:solid 0.75pt #002D73;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:8.4%; border-bottom:solid 0.75pt #002D73;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-bottom:solid 0.75pt #002D73;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-bottom:solid 0.75pt #002D73;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:8.4%; border-bottom:solid 0.75pt #002D73;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-bottom:solid 0.75pt #002D73;white-space:nowrap;">  </td> </tr> <tr> <td valign="top" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:68.74%; border-top:solid 0.75pt #002D73;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-top:solid 0.75pt #002D73;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:8.4%; border-top:solid 0.75pt #002D73;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-top:solid 0.75pt #002D73;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-top:solid 0.75pt #002D73;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:8.4%; border-top:solid 0.75pt #002D73;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-top:solid 0.75pt #002D73;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-top:solid 0.75pt #002D73;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:8.4%; border-top:solid 0.75pt #002D73;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-top:solid 0.75pt #002D73;white-space:nowrap;">  </td> </tr> <tr> <td valign="top" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:68.74%;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:8.4%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:8.4%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:8.4%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> </tr> <tr> <td valign="top" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:68.74%;"> Total comprehensive income </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:8.4%;white-space:nowrap;"> 87 </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:8.4%;white-space:nowrap;"> 146 </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:8.4%;white-space:nowrap;"> 136 </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> </tr> <tr> <td valign="top" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:68.74%;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:8.4%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:8.4%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:8.4%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> </tr> <tr> <td valign="top" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:68.74%;"> – Attributable to non-controlling interests </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:8.4%;white-space:nowrap;"> 43 </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:8.4%;white-space:nowrap;"> 73 </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:8.4%;white-space:nowrap;"> 68 </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> </tr> <tr> <td valign="top" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:68.74%; border-bottom:solid 0.75pt #002D73;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-bottom:solid 0.75pt #002D73;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:8.4%; border-bottom:solid 0.75pt #002D73;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-bottom:solid 0.75pt #002D73;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-bottom:solid 0.75pt #002D73;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:8.4%; border-bottom:solid 0.75pt #002D73;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-bottom:solid 0.75pt #002D73;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-bottom:solid 0.75pt #002D73;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:8.4%; border-bottom:solid 0.75pt #002D73;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-bottom:solid 0.75pt #002D73;white-space:nowrap;">  </td> </tr> <tr> <td valign="top" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:68.74%; border-top:solid 0.75pt #002D73;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-top:solid 0.75pt #002D73;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:8.4%; border-top:solid 0.75pt #002D73;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-top:solid 0.75pt #002D73;white-space:nowrap;"> <p 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Md;font-weight:normal;font-style:normal;text-transform:none;font-variant: normal;"> </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-top:solid 0.75pt #002D73;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-top:solid 0.75pt #002D73;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:8.4%; border-top:solid 0.75pt #002D73;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-top:solid 0.75pt #002D73;white-space:nowrap;">  </td> </tr> <tr> <td valign="top" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:68.74%;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:8.4%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:8.4%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:8.4%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> </tr> <tr> <td valign="top" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:68.74%;"> Dividends paid to non-controlling interests </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:8.4%;white-space:nowrap;"> (64 </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;"> ) </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:8.4%;white-space:nowrap;"> (59 </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;"> ) </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:8.4%;white-space:nowrap;"> (75 </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;"> ) </td> </tr> <tr> <td valign="top" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:68.74%; border-bottom:solid 0.75pt #002D73;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-bottom:solid 0.75pt #002D73;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:8.4%; border-bottom:solid 0.75pt #002D73;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-bottom:solid 0.75pt #002D73;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-bottom:solid 0.75pt #002D73;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:8.4%; border-bottom:solid 0.75pt #002D73;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-bottom:solid 0.75pt #002D73;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-bottom:solid 0.75pt #002D73;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:8.4%; border-bottom:solid 0.75pt #002D73;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-bottom:solid 0.75pt #002D73;white-space:nowrap;">  </td> </tr> <tr> <td valign="top" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:68.74%; border-top:solid 0.75pt #002D73;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-top:solid 0.75pt #002D73;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:8.4%; border-top:solid 0.75pt #002D73;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-top:solid 0.75pt #002D73;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-top:solid 0.75pt #002D73;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:8.4%; border-top:solid 0.75pt #002D73;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-top:solid 0.75pt #002D73;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-top:solid 0.75pt #002D73;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:8.4%; border-top:solid 0.75pt #002D73;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-top:solid 0.75pt #002D73;white-space:nowrap;">  </td> </tr> <tr> <td valign="top" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:68.74%;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:8.4%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:8.4%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:8.4%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> </tr> <tr> <td valign="top" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:68.74%;"> Summary net assets: </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:8.4%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:8.4%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:8.4%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> </tr> <tr> <td valign="top" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:68.74%;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:8.4%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:8.4%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:8.4%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> </tr> <tr> <td valign="top" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:68.74%;"> Non-current assets </td> <td colspan="2" valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:9.4%;"> 18 </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:8.4%;white-space:nowrap;"> 31 </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:8.4%;white-space:nowrap;"> 43 </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> </tr> <tr> <td valign="top" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:68.74%;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:8.4%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:8.4%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:8.4%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> </tr> <tr> <td valign="top" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:68.74%;"> Current assets </td> <td colspan="2" valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:9.4%;"> 101 </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:8.4%;white-space:nowrap;"> 103 </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:8.4%;white-space:nowrap;"> 74 </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> </tr> <tr> <td valign="top" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:68.74%;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:8.4%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:8.4%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:8.4%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> </tr> <tr> <td valign="top" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:68.74%;"> Non-current liabilities </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:8.4%;white-space:nowrap;"> (5 </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;"> ) </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:8.4%;white-space:nowrap;"> (4 </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;"> ) </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:8.4%;white-space:nowrap;"> (8 </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;"> ) </td> </tr> <tr> <td valign="top" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:68.74%;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:8.4%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:8.4%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:8.4%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> </tr> <tr> <td valign="top" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:68.74%;"> Current liabilities </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:8.4%;white-space:nowrap;"> (120 </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;"> ) </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:8.4%;white-space:nowrap;"> (94 </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;"> ) </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:8.4%;white-space:nowrap;"> (99 </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;"> ) </td> </tr> <tr> <td valign="top" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:68.74%;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:8.4%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:8.4%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:8.4%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> </tr> <tr> <td valign="top" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:68.74%;"> Total equity at the end of the year </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:8.4%;white-space:nowrap;"> (6 </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;"> ) </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:8.4%;white-space:nowrap;"> 36 </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:8.4%;white-space:nowrap;"> 10 </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> </tr> <tr> <td valign="top" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:68.74%;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:8.4%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:8.4%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:8.4%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> </tr> <tr> <td valign="top" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:68.74%;"> – Attributable to non-controlling interests </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:8.4%;white-space:nowrap;"> (3 </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;"> ) </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:8.4%;white-space:nowrap;"> 18 </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:8.4%;white-space:nowrap;"> 5 </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> </tr> <tr> <td valign="top" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:68.74%; border-bottom:solid 0.75pt #002D73;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-bottom:solid 0.75pt #002D73;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:8.4%; border-bottom:solid 0.75pt #002D73;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-bottom:solid 0.75pt #002D73;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-bottom:solid 0.75pt #002D73;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:8.4%; border-bottom:solid 0.75pt #002D73;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-bottom:solid 0.75pt #002D73;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-bottom:solid 0.75pt #002D73;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:8.4%; border-bottom:solid 0.75pt #002D73;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-bottom:solid 0.75pt #002D73;white-space:nowrap;">  </td> </tr> <tr> <td valign="top" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:68.74%; border-top:solid 0.75pt #002D73;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-top:solid 0.75pt #002D73;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:8.4%; border-top:solid 0.75pt #002D73;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-top:solid 0.75pt #002D73;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-top:solid 0.75pt #002D73;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:8.4%; border-top:solid 0.75pt #002D73;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-top:solid 0.75pt #002D73;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-top:solid 0.75pt #002D73;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:8.4%; border-top:solid 0.75pt #002D73;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-top:solid 0.75pt #002D73;white-space:nowrap;">  </td> </tr> <tr> <td valign="top" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:68.74%;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:8.4%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:8.4%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:8.4%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> </tr> <tr> <td valign="top" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:68.74%;"> Net cash generated from operating activities </td> <td colspan="2" valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:9.4%;"> 67 </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:8.4%;white-space:nowrap;"> 108 </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:8.4%;white-space:nowrap;"> 164 </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> </tr> <tr> <td valign="top" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:68.74%;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:8.4%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:8.4%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:8.4%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> </tr> <tr> <td valign="top" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:68.74%;"> Net cash generated in investing activities </td> <td colspan="2" valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:9.4%;"> 14 </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:8.4%;white-space:nowrap;"> 45 </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:8.4%;white-space:nowrap;"> 1 </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> </tr> <tr> <td valign="top" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:68.74%;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:8.4%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:8.4%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:8.4%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> </tr> <tr> <td valign="top" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:68.74%;"> Net cash used in financing activities </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:8.4%;white-space:nowrap;"> (86 </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;"> ) </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:8.4%;white-space:nowrap;"> (151 </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;"> ) </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:8.4%;white-space:nowrap;"> (161 </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;"> ) </td> </tr> <tr> <td valign="top" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:68.74%;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:8.4%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:8.4%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:8.4%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> </tr> <tr> <td valign="top" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:68.74%;"> Differences on exchange </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:8.4%;white-space:nowrap;"> (1 </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;"> ) </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:8.4%;white-space:nowrap;"> 1 </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:8.4%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> </tr> <tr> <td valign="top" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:68.74%; border-bottom:solid 0.75pt #BFBFBF;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-bottom:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:8.4%; border-bottom:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-bottom:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-bottom:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:8.4%; border-bottom:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-bottom:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-bottom:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:8.4%; border-bottom:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-bottom:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> </tr> <tr> <td valign="top" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:68.74%; border-top:solid 0.75pt #BFBFBF;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-top:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:8.4%; border-top:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-top:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-top:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:8.4%; border-top:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-top:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-top:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:8.4%; border-top:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-top:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> </tr> <tr> <td valign="top" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:68.74%;"> Increase/(decrease) in net cash and cash equivalents </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:8.4%;white-space:nowrap;"> (6 </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;"> ) </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:8.4%;white-space:nowrap;"> 3 </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:8.4%;white-space:nowrap;"> 4 </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> </tr> <tr> <td valign="top" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:68.74%;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:8.4%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:8.4%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:8.4%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> </tr> <tr> <td valign="top" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:68.74%;"> Net cash and cash equivalents at 1 January </td> <td colspan="2" valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:9.4%;"> 8 </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:8.4%;white-space:nowrap;"> 5 </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:8.4%;white-space:nowrap;"> 1 </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> </tr> <tr> <td valign="top" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:68.74%; border-bottom:solid 0.75pt #BFBFBF;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-bottom:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:8.4%; border-bottom:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-bottom:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-bottom:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:8.4%; border-bottom:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-bottom:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-bottom:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:8.4%; border-bottom:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-bottom:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> </tr> <tr> <td valign="top" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:68.74%; border-top:solid 0.75pt #BFBFBF;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-top:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:8.4%; border-top:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-top:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-top:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:8.4%; border-top:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-top:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-top:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:8.4%; border-top:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-top:solid 0.75pt #BFBFBF;white-space:nowrap;">  </td> </tr> <tr> <td valign="top" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:68.74%;"> Net cash and cash equivalents at 31 December </td> <td colspan="2" valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:9.4%;"> 2 </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:8.4%;white-space:nowrap;"> 8 </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:8.4%;white-space:nowrap;"> 5 </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%;white-space:nowrap;">  </td> </tr> <tr> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:68.74%; border-bottom:solid 0.75pt #002D73;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-bottom:solid 0.75pt #002D73;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:8.4%; border-bottom:solid 0.75pt #002D73;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#F2F2F2" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-bottom:solid 0.75pt #002D73;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:1%; border-bottom:solid 0.75pt #002D73;white-space:nowrap;">  </td> <td valign="bottom" bgcolor="#FFFFFF" style="padding-left:0pt;padding-Right:0.75pt;padding-Top:0.75pt;padding-Bottom:0pt;width:8.4%; border-bottom:solid 0.75pt #002D73;white-space:nowrap;"> <p style="margin-bottom:0pt;margin-top:0pt;margin-left:0pt;;text-indent:0pt;;color:#58595B;font-size:4pt;font-family:Stone Sans II ITC Std 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